Label	Element	Value
Hartford Schroders Tax-Aware Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MARCH 4, 2021

SUPPLEMENT TO

HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS

DATED NOVEMBER 25, 2020

This Supplement contains new and additional information and should be read in connection with your Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders Tax-Aware Bond ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
(3)	Effective immediately, under the heading “Hartford Schroders Tax-Aware Bond ETF Summary Section – Principal Investment Strategy” in the above referenced Prospectus, the sixth paragraph is deleted and replaced with the following:

The Fund’s decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Sub-Advisers assess an issue’s historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships. As part of this analysis, the Sub-Advisers also consider sector exposures, interest rate duration, yield and the relationship between yields and maturity dates. In addition, the Sub-Advisers incorporate financially material environmental, social and governance (ESG) factors into their investment process. The Sub-Advisers evaluate the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance, which they view as important in their assessment of a company’s risk and potential for profitability.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
(4)	Effective immediately, under the heading “Hartford Schroders Tax-Aware Bond ETF Summary Section – Principal Risks” in the above referenced Prospectus, “Active Investment Management Risk” is deleted in its entirety and replaced with the following:

Active Investment Management Risk – The risk that, if the Sub-Advisers’ investment strategy does not perform as expected, the Fund could underperform its peers or lose money. As part of the Sub-Advisers’ investment strategy, the Sub-Advisers evaluate certain factors as part of its fundamental analysis, including financially material ESG factors. The analysis of these factors may not work as intended. ESG factors are not the only factors considered and as a result, the companies (or issuers) in which the Fund invests may not be ESG companies (or issuers) or have high ESG ratings.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	This Supplement should be retained with your Prospectus for future reference.